SEGMENT INFORMATION (Schedule of Segment Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
Segments operating income	$ 1,580	$ 1,092	$ 3,138	$ 2,456	$ 4,746
Intercompany gains (losses) on intersegment sales	187	131	174	196	342
Operating income (loss)	1,767	1,223	3,312	2,652	5,088
Segments assets	100,714	94,906	100,714	94,906	97,525
Intercompany elimination	(1,064)	(1,393)	(1,064)	(1,393)	(1,240)
Total assets	$ 99,650	$ 93,513	$ 99,650	$ 93,513	$ 96,285